Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2023
Financial Income (Expenses), Net [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 20 - FINANCIAL INCOME (EXPENSES), NET:

	Year ended December 31
	2023	2022	2021
	U.S. dollar in thousands
Finance expenses:
Bank fees and interest	(65)	(117)	(121)
Issuance expenses	(182)	-	-
Interest expenses	(429)	(212)	-
Changes in financial liabilities at fair value	(83)	-	-
Changes in financial assets at fair	-	(167)	-
Exchange rate differences	(27)	(35)	-
Total finance expenses	(786)	(531)	(121)

Financing income:
Changes in financial liabilities at fair value	81	462	960
Changes in financial assets at fair value	-	-	80
Interest income	115	15	8
Exchange differences	-	-	15
Total financing income	196	477	1,063
Financing income (expenses), net	(590)	(54)	942